SCHEDULE OF RECONCILIATION OF CASH, CASH EQUIVALENTS AND RESTRICTED CASH (Details) - USD ($) $ in Thousands	Mar. 31, 2025	Dec. 31, 2024	Mar. 31, 2024
Accounting Policies [Abstract]
Cash and cash equivalents	$ 24,706	$ 23,376	$ 20,072
Restricted cash	30,259		24,440
Total cash, cash equivalents, and restricted cash, ending balance	$ 54,965		$ 44,512